LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2024	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Gain on available for sale debt securities						$ 223,164
Impairment loss on longterm investment					529,596
Related Party [Member]
Unrealized loss on investment			$ 159,946	$ 938,511
Nonrelated Party [Member]
Unrealized loss on investment			$ 19,365
Waqoo Inc [Member]
Stock Issued During Period, Shares, New Issues	353,600	353,600
Subsidiary, Ownership Percentage, Noncontrolling Owner	10.00%	10.00%
Unrealized loss on investment					$ 2,617,435